The detail, by company, of the balance of “Equity - Non-controlling interests” is as follows: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Position of non-controlling interest	R$ 334,349	R$ 312,885	R$ 558,581
Santander Leasing S.A. Arrendamento Mercantil			447
Olé Consignado S.A.			271,078
Banco PSA Finance Brasil S.A.	129,289	138,644	131,222
Rojo Entretenimento S.A.	6,939	7,087	7,245
Banco Hyundai Capital	183,538	167,155	148,589
GIRA, Gestão Integrada de Recebíveis do Agronegócio S.A.	3,109
Toro Corretora de Títulos e Valores Mobiliários Ltda.	R$ 11,474